Issued capital (Tables)	9 Months Ended
Mar. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Movements in Ordinary Share Capital

	As of March 31,		As of March 31,
	2020	2019	2020	2019
	Shares No.		(U.S. dollars, in thousands)
Opening balance	498,626,208	482,639,654	910,405	889,481
Issues of ordinary shares during the period
Exercise of share options(1)	1,147,656	313,108	897	258
Share based compensation for services rendered	—	1,209,187	—	1,170
Placement of shares under a share placement agreement (2)	37,500,000	14,464,259	50,663	20,000
Transaction costs arising on share issue	—	—	(2,213)	(817)
	38,647,656	15,986,554	49,347	20,611
Share options reserve transferred to equity on exercise of options	—	—	695	313
Ending balance	537,273,864	498,626,208	960,447	910,405

(1)

Options are issued to employees, directors and consultants in accordance with the Mesoblast Employee Share Option Plan. The shares issued and share capital received on the exercise of options are recorded above.

(2)

In October 2019, 37,500,000 shares were issued in an equity purchase of Mesoblast Limited at A$2.00 per share to existing and new institutional investors, representing a 3.15% discount to the 10 day volume weighted average price calculated at the close of trading September 30, 2019.